INVESCO SPECIALTY FUNDS, INC.
                            INVESCO Asian Growth Fund
                       INVESCO Latin American Growth Fund

                     Supplement to Prospectuses dated December 1, 1998


Investments made after April 30, 1999 will be subject to the following provisions:

The section of the above named Funds' Prospectuses entitled "Annual Fund Expenses" is amended to (1) delete the first sentence of the first paragraph of the section and (2) substitute the following sentence in its place:

      The Fund is no-load; there are no fees to purchase, exchange or redeem shares other than fees to redeem or exchange shares held six months or less (see "Shareholder Transaction Expenses").

In addition, the section of the Funds' Prospectuses entitled "Annual Fund Expenses" is amended to (1) delete the section of the table entitled "Shareholder Transaction Expenses" and (2) substitute the following section in its place:

      Shareholder Transaction Expenses

      Sales load "charge" on purchases                      None
      Sales load "charge" on reinvested dividends           None
      Redemption fees                                       2.00/1.00%*
      Exchange fees                                         2.00/1.00%*

In addition, the section of the Funds' Prospectuses entitled "Annual Fund Expenses" is amended to (1) delete the paragraph immediately following the table and (2) substitute the following paragraph in its place:

      *There is a fee retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. A 2% fee shall be imposed on redemptions or exchanges of shares held three months or less and a 1% fee shall be imposed on redemptions or exchanges of shares held between three and six months. This fee may be waived at the discretion of INVESCO.

The section of the Funds' Prospectuses entitled "Performance Data" is amended to
(1) delete the last sentence of the first paragraph and (2) substitute the following in its place:

      However, the total return computation may be affected as a result of the redemption or exchange fee which is retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. A 2% fee shall be imposed on redemptions or exchanges of shares held three months or less, and a 1% fee shall be imposed on redemptions or exchanges of shares held between three and six months.

Effective immediately, the section of the Funds' Prospectuses entitled "Services Provided By the Fund - Shareholder Accounts" is amended to (1) delete the second and third sentence of the section and (2) substitute the following in its place:

      INVESCO no longer  issues share  certificates.  If you are selling  shares
      previously   issued  in   certificate   form,  you  need  to  include  the
      certificates along with your redemption/exchange request.

The section of the Funds' Prospectuses entitled "Services Provided by the Fund - Exchange Policy" is amended to (1) delete the second paragraph and (2) substitute the following paragraph in its place:

      Upon an exchange of shares held three months or less or held between three and six months (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2% and 1%, respectively, of the current net asset value of the shares being exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. This fee may be waived at the discretion of INVESCO. This fee is not a deferred sales charge, is not a commission paid to INVESCO, and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised by INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than six months, the appropriate redemption/exchange fee will be assessed on the current net asset value of those shares.

The section of the Funds' Prospectuses entitled "How To Redeem Shares" is amended to (1) delete the first paragraph and (2) substitute the following paragraph in its place:

      Shares of the Fund may be redeemed at any time at their current net asset value per share next determined after a request in proper form is received at the Fund's office. (See "How Shares Can Be Purchased.") Net asset value per share at the time of redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance. Upon an exchange or redemption of shares held three months or less or held between three and six months (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2% and 1%, respectively, of the current net asset value of the shares being exchanged or redeemed will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. This fee may be waived at the discretion of INVESCO. This fee is not a deferred sales charge, is not a commission paid to INVESCO, and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised by INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than six months, the appropriate redemption/exchange fee will be assessed on the current net asset value of those shares.

Effectively immediately, the section of the Funds' Prospectuses entitled "How To Redeem Shares" is amended to (1) delete the first sentence of the second paragraph and (2) substitute the following in its place:

      If the shares to be redeemed were previously issued in stock certificate form, a written request for redemption signed by the registered shareholder(s) and the certificates must be sent to INVESCO Funds Group, Inc., Post Office Box 173706, Denver, CO 80237. If you have lost your certificates, please call us.

The date of this Supplement is March 1, 1999.

                          INVESCO SPECIALTY FUNDS, INC.
                       INVESCO European Small Company Fund

                      Supplement to Prospectus Dated December 1, 1998

Investments made after April 30, 1999 are subject to the following provisions:

The section of the above named Fund's Prospectus entitled "Annual Fund Expenses" is amended to (1) delete the first sentence of the first paragraph of the section and (2) substitute the following sentence in its place:

      The Fund is no-load; there are no fees to purchase, exchange or redeem shares other than fees to redeem or exchange shares held six months or less.

In addition, the section of the Fund's Prospectus entitled "Annual Fund Expenses" is amended to (1) delete the section of the table entitled "Shareholder Transaction Expenses" and (2) substitute the following section in its place:

      Shareholder Transaction Expenses

      Sales load "charge" on purchases                     None
      Sales load "charge" on reinvested dividends          None
      Redemption fees                                      2.00/1.00%*
      Exchange fees                                        2.00/1.00%*

In addition, the section of the Fund's Prospectus entitled "Annual Fund Expenses" is amended to (1) add a paragraph immediately following the table as follows:

      *There is a fee retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. A 2% fee shall be imposed on redemptions or exchanges of shares held three months or less and a 1% fee shall be imposed on redemptions or exchanges of shares held between three and six months. This fee may be waived at the discretion of INVESCO.

The section of the Fund's Prospectus  entitled  "Performance Data" is amended to
(1) delete the last sentence of the first paragraph and (2) replace it with the following:

      The Fund charges no sales loads that would affect the total return computation. However, the total return computation may be affected as a result of the redemption or exchange fee which is retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. A 2% fee shall be imposed on redemptions or exchanges of shares held three months or less, and a 1% fee shall be imposed on redemptions or exchanges of shares held between three and six months.

Effectively immediately, the section of the Fund's Prospectus entitled "Services Provided By the Fund - Shareholder Accounts" is amended to (1) delete the second and third sentence of the section and (2) substitute the following in its place:

      INVESCO no longer  issues share  certificates.  If you are selling  shares
      previously   issued  in   certificate   form,  you  need  to  include  the
      certificates along with your redemption/exchange request.

The section of the Fund's Prospectus entitled "Services Provided by the Fund - Exchange Policy" is amended to add the following paragraph immediately following the first paragraph:

      Upon an exchange of shares held three months or less or held between three and six months (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2% and 1%, respectively, of the current net asset value of the shares being exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. This fee may be waived at the discretion of INVESCO. This fee is not a deferred sales charge, is not a commission paid to INVESCO, and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised by INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than six months, the appropriate redemption/exchange fee will be assessed on the current net asset value of those shares.

The section of the Fund's Prospectus entitled "How To Redeem Shares" is amended to (1) delete the first paragraph and (2) substitute the following paragraph in its place:

      Shares of the Fund may be redeemed at any time at their current net asset value per share next determined after a request in proper form is received at the Fund's office. (See "How Shares Can Be Purchased.") Net asset value per share at the time of redemption may be more or less than the price you paid to purchase your shares, depending primarily upon the Fund's investment performance. Upon an exchange or redemption of shares held three months or less or held between three and six months (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2% and 1%, respectively, of the current net asset value of the shares being exchanged or redeemed will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. This fee may be waived at the discretion of INVESCO. This fee is not a deferred sales charge, is not a commission paid to INVESCO, and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised by INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine the holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than six months, the appropriate redemption/exchange fee will be assessed on the current net asset value of those shares.

Effective immediately, the section of the Fund's Prospectus entitled "How To Redeem Shares" is amended to (1) delete the first sentence of the second paragraph and (2) substitute the following in its place:

      If the shares to be redeemed were previously issued in stock certificate form, a written request for redemption signed by the registered shareholder(s) and the certificates must be sent to INVESCO Funds Group, Inc., Post Office Box 173706, Denver, CO 80237. If you have lost your certificates, please call us.

The date of this Supplement is March 1, 1999.